Investment Risks - Investment Company Risk [Member]	Sep. 18, 2025
Value Line Asset Allocation Fund, Inc. | VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Risk [Text Block]

■      Investment Company Risk. If the Fund invests in shares of another investment company, including an ETF, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs.

Value Line Capital Appreciation Fund, Inc. | VALUE LINE CAPITAL APPRECIATION FUND INC
Prospectus [Line Items]
Risk [Text Block]

■      Investment Company Risk. If the Fund invests in shares of another investment company, including an ETF, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs.